Financial instruments - Fair value and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amounts of Financial Assets

The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$-	$-	$116,923,727

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	146,369,734	-	146,369,734

Financial liabilities not measured at fair value
Secured bank loan	-	-	(6,614,983,870)	(6,614,983,870)
Unsecured bank loan	-	-	(67,688,944)	(67,688,944)

	As of December 31, 2022
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$192,791,990	$-	$-	$192,791,990

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	240,754,805	-	240,754,805

Financial liabilities not measured at fair value
Secured bank loan	-	-	(4,308,870,061)	(4,308,870,061)
Unsecured bank loan	-	-	(1,528,794,290)	(1,528,794,290)

Carrying Amounts of Financial Liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$-	$-	$116,923,727

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	146,369,734	-	146,369,734

Financial liabilities not measured at fair value
Secured bank loan	-	-	(6,614,983,870)	(6,614,983,870)
Unsecured bank loan	-	-	(67,688,944)	(67,688,944)

	As of December 31, 2022
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$192,791,990	$-	$-	$192,791,990

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	240,754,805	-	240,754,805

Financial liabilities not measured at fair value
Secured bank loan	-	-	(4,308,870,061)	(4,308,870,061)
Unsecured bank loan	-	-	(1,528,794,290)	(1,528,794,290)

Remaining Contractual Maturities of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2023	Carrying amount	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial assets
Derivatives (Interest rate swaps)	$-	$116,923,727	$-	$-	$116,923,727

Total derivative financial assets	$-	$116,923,727	$-	$-	$116,923,727

Non-derivative financial liabilities
Secured bank loans	$54,268,025	$1,919,400,225	$1,635,476,776	$3,005,838,844	$6,614,983,870
Unsecured bank loans	854,763	64,832,664	2,001,517	-	67,688,944
Lease liabilities	-	30,006,807	177,954,726	-	207,961,533
Trade payables	87,022,467	312,140,955	-	-	399,163,422

Total non-derivative financial liabilities	$142,145,255	$2,326,380,651	$1,815,433,019	$3,005,838,844	$7,289,797,769

	Contractual cash flows
As of December 31, 2022	Carrying amount	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial assets
Derivatives (Interest rate swaps)	$-	$192,791,990	$-	$-	$192,791,990

Total derivative financial assets	$-	$192,791,990	$-	$-	$192,791,990

Non-derivative financial liabilities
Secured bank loans	$17,707,910	$279,613,581	$2,038,359,482	$1,973,189,088	$4,308,870,061
Unsecured bank loans	22,044,602	59,372,314	341,726,892	1,105,650,482	1,528,794,290
Lease liabilities	-	387,617	236,572	-	624,189
Trade payables	36,820,831	87,764,666	-	-	124,585,497

Total non-derivative financial liabilities	$76,573,343	$427,138,178	$2,380,322,946	$3,078,839,570	$5,962,874,037

Financial Instruments Denominated in Currencies Other Than Functional Currency
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows.

	Dollars
	As of December 31,
	2023	2022
Assets:
Cash and cash equivalents and restricted cash	$7,232,698	$9,236,161
Trade receivables	419,351	-
Related parties	6,835,274	-
Other receivables	1,512,021	-
Prepayments	168,229	-

Liabilities:
Current installments of long-term debt	(16,665,975)	(11,868,777)
Long-term debt	(354,024,085)	(275,684,063)
Trade accounts payable	(6,118,017)	(3,374,626)
Related parties	(709,429)	-
Other liabilities	(4,473,499)	-

Net position	$(365,823,432)	$(281,691,305)

Exchange Rates of MXN/USD
The exchange rates of MXN/USD as of the date of the Combined Financial Statements and their issuance date are as follows:

	As of December 31,		As of April 30,
	2023	2022	2024

One U. S. dollar	$16.8935	$19.3615	$17.1552

Sensitivity Analysis
The analysis is performed on the same basis for 2023 and 2022, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening

December 31, 2023 USD (5% movement)	$(313,112,626)	$313,112,626	$4,110,719	$(4,119,719)

December 31, 2022 USD (5% movement)	$-	$-	$(272,698,311)	$272,698,311
The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

		Effect on
	Increase/decrease in %	combined income before income taxes
As of December 31, 2023
US dollar	1%	$601,345
US dollar	(1)%	(601,345)

As of December 31, 2022
US dollar	1%	$458,569
US dollar	(1)%	(458,569)

Interest-Bearing Financial Instruments

The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)

Total			$116,923,727	$(75,868,263)

	As of December 31, 2022
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	76,367,805	$114,002,838	$119,432,687
Interest rate swap - Caixabank	Level 2	60,000,000	78,789,152	81,307,183

Total			$192,791,990	$200,739,870